Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Consolidated Balance Sheets
Allowance for doubtful receivables	$ 11	$ 48
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	4,617,142	59,014
Common stock shares outstanding	4,617,142	59,014
Treasury stock par value	$ 0.01	$ 0.01
Treasury stock, shares	3,009	3,009
Before the reverse stock split
Common stock shares issued	36,937,133	472,109
Common stock shares outstanding	36,937,133	472,109
Treasury stock, shares	24,078	24,078
Series A Convertible Preferred Stock
Preferred stock shares authorized	100,000,000	100,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series B Convertible Preferred Stock
Preferred stock shares authorized	100,000,000	100,000,000
Preferred stock shares issued	0	8,333
Preferred stock shares outstanding	0	8,333
Series B Convertible Preferred Stock | Before the reverse stock split
Preferred stock shares issued	0	66,667
Preferred stock shares outstanding	0	66,667
Series C Convertible Preferred Stock
Preferred stock shares authorized	10,000	0
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series D Convertible Preferred Stock
Preferred stock shares authorized	3,500,000	0
Preferred stock shares issued	29,166	0
Preferred stock shares outstanding	29,166	0
Series D Convertible Preferred Stock | Before the reverse stock split
Preferred stock shares issued	233,333	0
Preferred stock shares outstanding	233,333	0
Series E-1 Convertible Preferred Stock
Preferred stock shares authorized	50,000	0
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series E-2 Convertible Preferred Stock
Preferred stock shares authorized	50,000	0
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0